Debt: - Pollution Control Revenue Bonds (Details) - Long-term debt	Dec. 28, 2017 USD ($) item
First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 CDEF Burke
Debt
Principal amount	$ 399,785,000
Number of banks | item	2
Repayments of debt, defeasance	$ 399,785,000
Pollution Control Revenue Bonds Series 2017C and Series 2017D
Debt
Principal amount	$ 200,000,000
Interest rate (as a percent)	4.125%
Pollution Control Revenue Bonds Series 2017E
Debt
Principal amount	$ 100,000,000
Interest rate (as a percent)	3.25%
Pollution Control Revenue Bonds Series 2017F
Debt
Principal amount	$ 99,785,000
Interest rate (as a percent)	3.00%